Other financial liabilities - Summary of Other Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 07, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Other Financial Liabilities [Line Items]
Total	€ 39,456		€ 0
Non-current	0		0
Current	39,456		0
MegaE Asset Acquisition [Member]
Disclosure of Detailed Information About Other Financial Liabilities [Line Items]
Cash consideration payable	9,456		0
MOMA Acquisition [Member]
Disclosure of Detailed Information About Other Financial Liabilities [Line Items]
Cash consideration payable	€ 30,000	€ 30,000	€ 0